LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Lease Cost and Other Information
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2024	2023

Operating lease cost[1]	117	105
Sublease income	(6)	(4)
Net operating lease cost	111	101
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2024	2023

Cash paid for amounts included in the measurement of operating lease liabilities	74	72
ROU assets obtained in exchange for new operating lease liabilities	96	83

at December 31	2024	2023

Weighted average remaining lease term	13 years	13 years
Weighted average discount rate	3.3%	3.3%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2024	2023

Accounts payable and other (Note 17)	60	57
Other long-term liabilities (Note 18)	451	400
	511	457

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	73	71
One to two years	73	68
Two to three years	66	66
Three to four years	64	59
Four to five years	63	58
More than five years	275	224
Total operating lease payments	614	546
Imputed interest	(103)	(89)
Operating lease liabilities	511	457

Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	107	111
One to two years	76	94
Two to three years	9	70
Three to four years	10	—
Four to five years	10	—
More than five years	55	—
	267	275

Sales-type Lease, Lease Income
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2024	2023

Net Investment in Leases
Minimum lease payments	10,164	9,627
Unearned lease income	(7,323)	(7,006)
Lease receivable	2,841	2,621
Expected credit loss provision[1]	(59)	(76)
Present value of unguaranteed residual value	28	24
	2,810	2,569
Current portion included in Other current assets (Note 8)	(333)	(306)
	2,477	2,263
1Includes $6 million (2023 – nil) of foreign currency translation losses.

Future Lease Payments
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2024	2023

Less than one year	333	305
One to two years	333	305
Two to three years	333	305
Three to four years	333	305
Four to five years	333	305
More than five years	8,499	8,102
	10,164	9,627